Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Schedule Of Warrant Liability

The decrease in fair value of the warrant liabilities is summarized as follows:

Warrant liabilities as of December 31, 2020	$33,634,340
Decrease in fair value of warrant liabilities	(12,835,995)

Warrant liabilities as of March 31, 2021	$20,798,345

The change in fair value of the warrant liabilities is summarized as follows:

Initial fair value of warrant liabilities	$26,602,699
Increase in fair value of warrant liabilities	7,031,641

Warrant liabilities as of December 31, 2020	$33,634,340